Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest receivable (in Dollars)	$ 2,394	$ 1,210
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock redemption price per share (in Dollars per share)	$ 1,000	$ 1,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	99,395,304	98,636,970	85,141,956
Common stock, shares outstanding	99,395,304	98,636,970	85,141,956
Series B Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000	2,000	2,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred stock redemption price per share (in Dollars per share)		$ 1,000	$ 1,000
Series C Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,280	4,280	4,280
Preferred stock, shares issued	0	227
Preferred stock, shares outstanding	0	227
Preferred stock redemption price per share (in Dollars per share)	$ 1,000	$ 1,000	$ 1,000